Earnings/(Loss) per Share ("EPS") - Computation of Weighted Average Number of Shares (Detail) - shares		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Earnings per share [abstract]
Weighted average number of ordinary shares for basic earnings per share	[1]	3,706,455,160	3,704,196,924	3,702,554,614
Effect of dilution
Potential ordinary shares relating to share option awards		25,693,575	23,348,057	21,220,860	[2]
Adjusted weighted average number of ordinary shares for diluted earnings per share	[1]	3,732,148,735	3,727,544,981	3,702,554,614	[2]

[1]	After excluding the impact of treasury shares
[2]	Potential dilutive shares have been considered as anti dilutive for year ended March 31, 2020.